Principal Funds, Inc.

Supplement dated May 31, 2016
to the Statement of Additional Information dated December 31, 2015
(as amended and restated March 29, 2016)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE

In the Sub-Advisor: Origin Asset Management LLP section, delete references to Nerys Weir.